DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
DEFERRED CHARGES [Abstract]
DEFERRED CHARGES
19.	DEFERRED CHARGES

(in thousands of $)	2011	2010
Debt arrangement fees	11,836	10,560
Accumulated amortization	(10,056)	(3,134)
	1,780	7,426

Debt arrangement fees of $4.9 million relating to the credit facilities that were assumed by Frontline 2012 (see Note 4) were written off during 2011 as loan interest expense.